Leases	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Leases

33.	Leases

-	Leases as a lessee- Policy before January 1, 2018 – Rents from non-cancelable operating leases was payable as follows:

	2017
Less than one year	Ps.	15,067
One to two years		10,716
Two to three years		11,252
Three to four years		11,899
Four to five years		12,583
More than five years		1,432
	Ps.	62,949

The Company leases space for its corporate offices under renewed operating lease agreements for a term of three and five years, counted as of May 2017 and February 2018, and the first one ended in April 2020 and the second one will be end in January 2023, respectively. The monthly rent to pay was USD $42,523. Base rent is subject to increases in accordance with the CPI and the CPI.

The expense in pesos for income amounted to Ps. 8,837 and Ps. 9,044  for the years ended December 31, 2017 and 2018, respectively.

In addition to the rent described above, the Company has entered into other contracts for the rental of other assets, the amounts of which are not material.

–	Leases as lessor
a)

The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2017		2018		2019
Less than one year	Ps.	720,071	Ps.	1,162,457	Ps.	1,331,301
One to two years		434,079		835,157		1,074,436
Two to three years		208,106		665,499		875,768
Three to four years		116,597		524,911		592,384
Four to five years		43,150		316,356		299,145
More than five years		12,888		203,288		96,704
	Ps.	1,534,891	Ps.	3,707,668	Ps.	4,269,738

b)	Future minimum rental payments under non-cancellable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2017		2018		2019
Less than one year	USD$	13,018	USD$	12,175	USD$	8,692
One to two years		11,227		6,122		4,935
Two to three years		5,221		3,577		4,731
Three to four years		2,860		3,395		3,506
Four to five years		2,719		2,723		3,032
More than five years		16,305		22,177		19,398
	USD$	51,350	USD$	50,169	USD$	44,294

During the years ended December 31, 2017, 2018 and 2019, the Company recognized income from leasing activities of Ps. 2,039,697, Ps. 2,376,820 and Ps. 2,859,958, as part of the non-regulated revenues in the consolidated statements of profit or loss and other comprehensive income, respectively.

Future minimum rentals do not include the contingent rentals that may be paid under certain commercial leases on the basis of a percentage of the lessee’s monthly revenues in excess of the monthly minimum guaranteed rent. Contingent rentals for the years ended December 31, 2017, 2018 and 2019 are disclosed under the caption “Revenues from sharing of commercial activities” in Note 21.